LEASES	6 Months Ended
Mar. 31, 2026
Leases
LEASES

12.	LEASES

Operating leases of the Group mainly include leases of office space. The components of lease expenses were as follows:

	For the Six Months ended March 31, 2025	For the Six Months ended March 31, 2026
	RMB	RMB	USD
Lease cost
Operating lease cost	163,524	54,596	7,915
Short term lease cost	-	-	-
Total lease cost	163,524	54,596	7,915

Operating lease cost was recognized as rental expenses in consolidated statements of operations on a straight-line basis over the lease term. For the six months ended March 31, 2025, and 2026, there is no variable lease cost and sublease income recognized in the consolidated financial statements of the Group.

Supplemental cash flows information related to leases was as follows:

	For the Six Months ended March 31, 2025	For the Six Months ended March 31, 2026
	RMB	RMB	USD
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	(95,003)	(49,166)	(7,128)
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	-	-	-

Supplemental balance sheet information related to leases was as follows:

	As of September 30, 2025	As of March 31, 2026
	RMB	RMB	USD
Operating leases
Operating lease right-of-use assets, net	280,398	229,471	33,266
Total operating lease assets	280,398	229,471	33,266
Operating lease liabilities, current	99,065	100,540	14,575
Operating lease liabilities, non-current	164,896	114,254	16,563
Total operating lease liabilities	263,961	214,794	31,138

	As of March 31,2025	As of March 31, 2026
Weighted average remaining lease term- operating lease	0.25 years	2.25 years
Weighted average discount rate- operating lease	4.75%	3.00%

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended March 31, 2026:

Years ending March 31,	RMB	USD
2027	105,670	15,319
2028	116,237	16,851
2029	-	-
2030	-	-
2031 and thereafter	-	-
Less: imputed interest	(7,113)	(1,032)
Total operating lease liabilities	214,794	31,138
Less: current operating lease liabilities	100,540	14,575
Non-current operating lease liabilities	114,254	16,563